Lease liabilities and right-of-use assets - Summary of Maturity Analysis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of lease liabilities
Lease liability	$ 1,662,411	$ 2,343,126	$ 4,162,521
Less than one year (current)
Disclosure of maturity analysis of lease liabilities
Lease liability	640,695	751,015
One to two years (non-current)
Disclosure of maturity analysis of lease liabilities
Lease liability	579,335	902,761
Two to three years (non-current)
Disclosure of maturity analysis of lease liabilities
Lease liability	$ 442,381	$ 689,350